Note 3 - Accounts and notes receivable, net: Summary of accounts and notes receivable (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Summary of accounts and notes receivable

	As of	As of
	December 31,	December 31,
	2024	2023

Accounts receivable	$2,605,556	$3,960,409
Notes receivable	322,908	86,623
Allowance for credit losses	(534,562)	(472,293)
Total accounts and notes receivable, net	$2,393,902	$3,574,739